Master Netting And Similar Agreements (Tables)	12 Months Ended
Dec. 31, 2013
Master Netting And Similar Agreements [Abstract]
Securities Purchased Under Agreements To Resell And Collateral Pledged By Company [Table Text Block]

The following table provides a detail of Securities purchased under agreements to resell as presented on the Consolidated Statements of Condition and collateral pledged by FHN as of December 31:

				Gross amounts not offset in the
				Statement of Condition
		Gross amounts	Net amounts of	Offsetting	Securities collateral
	Gross amounts	offset in the	assets presented	securities sold	(not recognized on
	of recognized	Statement of	in the Statement	under agreements	FHN's Statement
(Dollars in thousands)	assets	Condition	of Condition	to repurchase	of Condition)	Net amount
Securities purchased under agreements to resell:
2013	$412,614	$-	$412,614	$(8,672)	$(396,855)	$7,087
2012	601,891	-	601,891	(13,395)	(582,030)	6,466

Securities Sold Under Agreements To Repurchase And Collateral Pledged By Counterparties [Table Text Block]

The following table provides a detail of Securities sold under agreements to repurchase as presented on the Consolidated Statements of Condition and collateral pledged by counterparties as of December 31:

				Gross amounts not offset in the
				Statement of Condition
		Gross amounts	Net amounts of	Offsetting
	Gross amounts	offset in the	liabilities presented	securities
	of recognized	Statement of	in the Statement	purchased under	Securities
(Dollars in thousands)	liabilities	Condition	of Condition	agreements to resell	Collateral	Net amount
Securities sold under agreements to repurchase:
2013	$442,789	$-	$442,789	$(8,672)	$(434,008)	$109
2012	555,438	-	555,438	(13,395)	(542,004)	39